SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 01

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CORPORATE INFORMATION

Banco Santander Chile is a banking corporation (limited company) operating under the laws of the Republic of Chile, headquartered at Bandera N°140, Santiago. The corporation provides a broad range of general banking services to its customers, ranging from individuals to major corporations. Banco Santander Chile and its subsidiaries (collectively referred to herein as the “Bank” or “Banco Santander Chile”) offers commercial and consumer banking services, including (but not limited to) factoring, collection, leasing, securities and insurance brokering, mutual and investment fund management brokering, and investment banking.

Banco Santander Spain controls Banco Santander-Chile through its holdings in Teatinos Siglo XXI Inversiones Ltda. and Santander-Chile Holding S.A., which are controlled subsidiaries of Banco Santander Spain. As of December 31, 2018 Banco Santander Spain owns or controls directly and indirectly 99.5% of Santander-Chile Holding S.A. and 100% of Teatinos Siglo XXI Inversiones Ltda. Banco Santander Spain, through its subsidiaries, has control over 67.18% of the Bank’s shares.

a)       Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (hereinafter referred to as IFRS).

For purposes of these financial statements we use certain terms and conventions. References to “US$”, “U.S. dollars” and “dollars” are to United States dollars, references to “EUR” are to European Economic Community Euro, references to “CNY” are to Chinese Yuan, reference to “JPY” are to Japanese Yuan, references to “CHF” are to Swiss franc, references to “Chilean pesos”, “pesos” or “Ch$” are to Chilean pesos, and references to “UF” are to Unidades de Fomento. The UF is an inflation-indexed Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month.

The UF is revalued in monthly cycles. Each day in the period beginning on the tenth day of the current month through the ninth day of the succeeding month, the nominal peso value of the UF is indexed up (or down in the event of deflation) in order to reflect a proportionate amount of the change in the Chilean Consumer Price Index during the prior calendar month. One UF is equaled to Ch$27,565.79 as of December 31, 2018 and Ch$26,798.14 as of December 31, 2017. In 2018, UF inflation was 2.6% compared to 2.3% in 2017. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense, respectively.

The Notes to the Consolidated Financial Statements contain additional information to support the figures submitted in the Consolidated Statements of Financial Position, Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows for the period.

b)       Basis of preparation for the Consolidated Financial Statements

The Cnsolidated Financial Statements for the years ended December 31, 2018, 2017 and 2016, incorporate the financial statements of the entities over which the Bank has control (including structured entities); and includes the adjustments, reclassifications and eliminations needed to comply with the accounting and valuation criteria established by IFRS. Control is achieved when the Bank:

I.	has power over the investee;

II.	is exposed, or has rights, to variable returns from its involvement with the investee; and

III.	has the ability to use its power to affect its returns.

The Bank reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Bank has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities over the investee unilaterally. The Bank considers all relevant facts and circumstances in assessing whether or not the Bank’s voting rights in an investee are sufficient to give it power, including:

●	the size of the Bank’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

●	potential voting rights held by the Bank, other vote holders or other parties;

●	rights arising from other agreements; and

●	any additional facts and circumstances that indicate that the Bank has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated Statements of Income and Comprehensive Income from the date the Bank gains control until the date when the Bank ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Bank and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Bank and to the non-controlling interests even if this results in the non-controlling interests having a deficit in certain circumstances.

When necessary, adjustments are made to the financial statements of the subsidiaries to ensure their accounting policies are consistent with the Bank’s accounting policies.

All intragroup assets, liabilities, equity, income, expenses and cash flows relating to transactions between consolidated entities are eliminated in full on consolidation.

Changes in the consolidated entities ownership interests in subsidiaries that do not result in a loss of control over the subsidiaries are accounted for as equity transactions. The carrying values of the Bank’s equity and the non-controlling interests’ equity are adjusted to reflect the changes to their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Bank.

In addition, third parties’ shares in the Bank’s consolidated equity are presented as “Non-controlling interests” in the Consolidated Statements of Changes in Equity. Their share in the income for the year is presented as “Attributable to non-controlling interest” in the Consolidated Statements of Income.

The following companies are considered entities controlled by the Bank and are therefore within the scope of consolidation:

i.	Entities controlled by the Bank through participation in equity

Name of the Subsidiary			Percent ownership share
			As of December 31,
		Place of Incorporation and operation	2018			2017			2016
			Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
	Main Activity		%	%	%	%	%	%	%	%	%

Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Agente de Valores Limitada (*)	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64

The detail of non-controlling participation on all the remaining subsidiaries can be seen in Note 25– Non-controlling interest.

(*) On July 25, 2018, the company has ceased conducting foreign currency purcharse and sale operations, hence forth this operation will be carried out directly by the Bank.

ii.	Entities controlled by the Bank through other considerations

The following companies have been consolidated based on the determination that the Bank has control as previously defined above and in accordance with IFRS 10, Consolidated Financial Statements:

-  Santander Gestión de Recaudación y Cobranza Limitada (collection services)

 -  Bansa Santander S.A. (management of repossessed assets and leasing of properties)

iii.	Associates

An associate is an entity over which the Bank has significant influence. Significant influence, in this case, is defined as the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.

The following companies are considered “Associates” in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
			As of December 31,
		Place of Incorporation and operation	2018	2017	2016
Associates	Main activity		%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	33.43	33.43
Transbank S.A. (*)	Debit and credit card services	Santiago, Chile	25.00	25.00	25.00
Centro de Compensación Automatizado	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	14.93
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Sociedad Nexus S.A.	Credit card processor	Santiago, Chile	12.90	12.90	12.90
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.07

(*) The Bank has given a mandate to third party to exercise its rights as shareholder in Transbank.

In the case of Sociedad Nexus S.A. and Cámara Compensación de Pagos Alto Valor S.A., Banco Santander Chile has a representative on the Board of Directors. As per the definition of associates, the Bank has concluded that it exerts significant influence over those entities.

In the case of Servicios de Infraestructura de Mercado OTC S.A.The Bank participates, through its executives, actively in the administration and in the process of organization, which is why the Administration has concluded that it exerts significant influence on it.

During 2017, Rabobank Chile in liquidation process and Banco París, ceded to Banco Santander Chile a portion of its share in the company “Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor S.A.”, thereby increasing the Bank’s share in 15%.

During the last quarter of 2016, Banco Penta ceded to Banco Santander Chile a portion of its share in the companies “Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor S.A.” and “Servicios de Infraestructura de Mercado OTC S.A.”, thereby increasing the Bank’s share to 14.93% and 12.07% respectively.

At the end of 2016, D eutsche Bank ceded to Banco Santander Chile a portion of its share in the companies "Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor S.A." and "Servicios de Infraestructura de Mercado OTC S.A.", thereby increasing the Bank's share to 14.84% and 11.93% respectively.

At the Extraordinary Shareholders meeting held in April 21, 2016, Transbank S.A. agreed to increase its capital by capitalizing the accumulated profits, through the placement of shares for Ch$4,000 million approximately. Banco Santander Chile participated proportionally in its participation (25%), therefore subscribed and paid in for Ch$1,000 million. Previously, Transbank agreed to capital increase at an Extraordinary Shareholders’ Meeting held in April 2015, Banco Santander subscribed to that agreement, maintaining its ownership.

c)	Non-controlling interest

Non-controlling interest represents the portion of net income and net assets which the Bank does not own, either directly or indirectly. It is presented as “Attributable to non-controlling interest” separately in the Consolidated Statements of Income, and separately from shareholders’ equity in the Consolidated Statements of Financial Position.

In the case of entities controlled by the Bank through other considerations, income and equity are presented in full as non-controlling interest, since the Bank controls them, but does not have any ownership expressed as a percentage.

d)	Reporting segments

Operating segments are components of an entity:

i.	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses from transactions with other components of the same entity);

ii.	whose operating results are regularly reviewed by the entity’s chief executive officer, who makes decisions about resources allocated to the segment and assess its performance; and

iii.	for which discrete financial information is available.

Two or more segments can be combined only if aggregation is consistent with International Financial Reporting Standard 8 “Operating Segments” (IFRS 8) and the segments have similar economic characteristics and are similar in each of the following respects:

i.	the nature of the products and services;

ii.	the nature of the production processes;

iii.	the type or class of customers that use their products and services;

iv.	the methods used to distribute their products or services; and

v.	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

The Bank reports separately on each operating segment that exceeds any of the following quantitative thresholds:

i.	its reported revenue, from both external customers and intersegment sales or transfers, is 10% or more of the combined internal and external revenue of all the operating segments.

ii.	the absolute amount of its reported profit or loss is 10% or more of the greater in absolute amount of: (i) the combined reported profit of all the operating segments that did not report a loss; (ii) the combined reported loss of all the operating segments that reported a loss.

iii.	its assets represent 10% or more of the combined assets of all the operating segments.

Operating segments that do not meet any of the quantitative threshold may be treated as segments to be reported, in which case the information must be disclosed separately if management believes it could be useful for the users of the Consolidated Financial Statements.

Information about other business activities of the operating segments not separately reported is combined and disclosed in the “Other segments” category.

e)	Functional and presentation currency

According to International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”, the Chilean peso, which is the currency of the primary economic environment in which the Bank operates and the currency which influences its costs and revenue structure, has been defined as the Bank’s functional and presentation currency.

Accordingly, all balances and transactions denominated in currencies other than the Chilean Peso are treated as “foreign currency”.

The Bank maintains its accounting records and prepares its financial statements in Chilean pesos. The US dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader as of December 31, 2018 using the observed exchange rate of Ch$697.76 per US$1.00. Such translations should not be construed as representations that the (local currency) amounts represent, or have been or could be converted into, United States dollars at that or any other rate.

f)	Foreign currency transactions

The Bank makes transactions in amounts denominated in foreign currencies, mainly the U.S. dollar. Assets and liabilities denominated in foreign currencies, held by the Bank are translated to Chilean pesos based on the market rate published by Reuters at 1:30 p.m. representative of the month end reported; the rate used was Ch$697.76 per US$1 as of December 31, 2018 (Ch$616.85 per US$1 as of December, 2017).

The amounts of net foreign exchange gains and losses includes recognition of the effects that exchange rate variations have on assets and liabilities denominated in foreign currencies and the profits and losses on foreign exchange spot and forward transactions undertaken by the Bank.

g)	Classification and measurement of financial instrument – under IFRS 9 (first adoption)

Financial instruments must be classified and measured in accordance with IFRS 9 starting from January 1, 2018, which  established guidance for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows.

I. Classification of financial instrument

i) Classification of financial assets

Financial assets are classified into a measurement category based on both the Bank’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Contractual cash flow assessment determine if the cash flows from the financial asset meet the SPPI (solely payment of principal and interest) criterion, i.e. whether the contractual terms of the financial asset give rise, on specific dates, to cash flows that are solely payments of principal and interest. Principal is the fair value of the financial assets at initial recognition, and interest is the consideration for the time value of money, the credit risk associated with the principal outstanding, and also may include liquidity risk, administrative cost and profit margin.

For classification process the Bank perform the SPPI test, which assesses the contractual term to identify wheter they meet SPI criterion, ie, the contract is a basic lending arrangement. The Bank applies judgement and considers relevant factors such as currency in which the financial asset is denominated, and period for which the interest rate is set.

Business model refers to how the Bank manages its financial assets in order to generate cash flows. The Bank determined its business model on initial application of IFRS 9 at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Banks’s business model is not assessed on an instrument-by- instrument basis, but at a higher level of aggregated portfolio and is based on observable factors such as: performance of the financial assets, the risk that affect the performance, and the expected frequency, value and timing of sales.

In accordance with IFRS 9 the business models  are:

●	Held to collect business model (HTC) - financial assets that are held within a business model whose objective is to hold assets in order to collect contractual cash flows are managed to realise cash flows by collecting contractual payments over the life of the instrument, under this business model sales made when there is an increase in the credit risk, or to manage credit concentration risk are not inconsistent with a business model whose objective is to hold financial assets to collect contractual cash flows.

●	Held to collect and sell (HTC&S) - financial assets under this business model achieve the objective by both collecting contractual cash flows and selling financial assets, then involve a greater frequency and value of sales than HTC business model.

●	Other business model - financial assets held in this business has the objective of realising cash flows through the sale of the assets. The Bank makes decisions based on the assets’ fair values and manages the assets to realise those fair values.

ii) Classification of financial liabilities

The Bank classified all financial liabilities as subsequently measured at amortised cost, except for derivatives that are liabilities, which are measured at fair value through profit or loss.

iii) Reclassification

Reclassification of financial assets is required if, and only if, the objective of the Bank’s business model for managing those financial assets changes. Financial liabilities cannot be reclassified.

II. Measurement of financial instruments

i) Initial measurement

On initial recognition, financial assets and financial liabilities are measured at the transaction price, i.e. the fair value of the consideration given or received (IFRS 13). In the case of financial instruments not at fair value through profit or loss, transaction costs are directly attributable to the acquisition or issue of the financial asset or financial liability.

ii) Subsequent measurement- financial assets

After initial recognition, the Bank shall measures a financial asset at:

(a)	Amortised cost

Financial assets that are held in a business model to collect the contractual cash flows and contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at amortised cost.

The effective interest method is used in the calculation of the amortised cost of a financial asset or a financial liability and in the allocation and recognition of the interest revenue or interest expense in profit or loss over the relevant period. The effective interest rate (EIR) is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortised cost of a financial liability.

(b)	Fair value through other comprehensive income (FVOCI)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling, and that contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in OCI are recognised in the income statements.

(c)	Fair value through profit or loss (FVTPL)

Financial assets that do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial assets, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Financial assets held for trading are recognised at fair value through profit or loss, likewise derivatives contracts for trading purposes.

(d)	Equity instruments

For certain equity instruments, the Bank may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive  income, except for dividend income which is recognised in profit or loss. Gains or losses on derecognition of these equity instruments are not transferred to profit or loss.

iii) Subsequent measurement- financial liabilities

After initial recognition, the Bank shall measure a financial liability at amortised cost.

IV. Derecognition of financial assets and liabilities

Financial assets are derecognised when, and only when:

●	the contractual rights to the cash flows from the financial asset expire , or

●	the Bank transfers substantially all the risks and rewards of ownership of the financial asset, and therefore the Bank derecognises the financial asset and recognise separately any rights and obligations created or retained in the transfer.

In some cases, the Bank enters into transactions for which it retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows in an arrangement that meets all the conditions required, i.e. the Bank only transfers collected amounts from original assets, selling or pledging original assets is prohibited, and the Bank has the obligation to remit cash flows collected without material delay.

When a financial asset is sold and the Bank simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date, the Bank continues to recognise the financial assets in their entirety in the statements of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognised as a financial asset and a financial liability is recognised for the obligation to pay the repurchase price.

Financial liabilities are derecognised when, and only when,  they are extinguished, cancelled or expired.

VI. Contingent loan

The Bank issues contingent liabilities (including letters of credit, foreign letters of credit and performance guarantee) and loan commitments.

Contingent liabilities and undrawn loan commitments are commitments under which, over the duration of the commitment, the Bank is required to provide a loan with pre-specified term to the customer.

The nominal contractual loan value, when the loan agreed to be provided is on market terms, is not recorded in the statements of financial position. The related ECL allowances are disclosed in Note 22.

h)       Definitions and classification of financial instruments – under IAS 39 (for 2017 balances)

i.	Definitions

A “financial instrument” is any contract that gives rise to a financial asset of one entity, and a financial liability or equity instrument of another entity.

An “equity instrument” is a legal transaction that evidences a residual interest in the assets of an entity deducting all of its liabilities.

A “financial derivative” is a financial instrument whose value changes in response to the changes in an underlying observable market variable (such as an interest rate, a foreign exchange rate, a financial instrument’s price, or a market index, including credit ratings), whose initial investment is very small compared with other financial instruments having a similar response to changes in market factors, and which is generally settled at a future date.

“Hybrid financial instruments” are contracts that simultaneously include a non-derivative host contract together with a financial derivative, known as an embedded derivative, which is not separately transferable and has the effect that some of the cash flows of the hybrid contract vary in a way similar to a stand-alone derivative.

ii.	Classification of financial assets for measurement purposes

Financial assets are classified into the following specified categories: trading investments at fair value through profit or loss (FVTPL), ‘held to maturity investments’, ‘available for sale investments (AFS)’ and ‘loans and accounts receivable from customers’. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular purchases or sales of financial asset are recognised and derecognised on a trade basis.

Regular way purchases or sales of financial assets require delivery of the asset within the time frame established by regulation or convention in the marketplace.

Effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Income is recognised on an effective interest basis for loans and accounts receivables other than those financial assets classified as at fair value through profit or loss.

Financial assets FVTPL – trading investment

Financial assets are classified as FVTPL when the financial asset is either held for trading or they are designated as at fair value through profit or loss.

A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling it in the near term; or

●	on initial recognition it is part of a portfolio of identified financial instruments that the Bank manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative that is not designated and effective as a hedging instrument.

A financial asset other than a financial asset held for trading may be designated as FVTPL upon initial recognition if:

●	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

●	the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Bank’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

●	it forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract to be designated as FVTPL.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘net income (expense) from financial operations’ line item.

Held to maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturity dates that the Bank has the positive intent and ability to hold to maturity. Subsequent to initial recognition, held-to-maturity investments are measured at amortised cost using the effective interest method less any impairment.

Available for sale investments (AFS investments)

AFS investments are non-derivatives that are either designated as AFS or are not classified as (a) loans and accounts receivable from customers, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss (trading investments).

Financial instruments held by the Bank that are traded in an active market are classified as AFS and are stated at fair value at the end of each reporting period. The Bank also has investments in financial instruments that are not traded in an active market but that are also classified as AFS investments and stated at fair value at the end of each reporting period (because the Bank considers that fair value can be reliably measured). Changes in the carrying amount of AFS monetary financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method and dividends on AFS equity investments are recognised in profit or loss. Other changes in the carrying amount of available for sale investments are recognised in other comprehensive income and accumulated under the heading of “Valuation Adjustment”. When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in the investments revaluation reserve is reclassified to profit or loss.

Dividends on AFS equity instruments are recognised in profit or loss when the Bank’s right to receive the dividends is established.

The fair value of AFS monetary financial assets denominated in a foreign currency is determined in that foreign currency and translated as the described in f) above. The foreign exchange gains and losses that are recognised in profit or loss are determined based on the amortised cost of the monetary asset.

Loans and accounts receivable from customers

Loans and accounts receivable from customers are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and accounts receivables from customers (including loans and accounts receivable from customers and interbank loans) are measured at amortised cost using the effective interest method, less any impairment.

Interest income is recognised by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

iii.	Classification of financial assets for presentation purposes

For presentation purposes, the financial assets are classified by their nature into the following line items in the Consolidated Financial Statements:

-	Cash and deposits in banks: this line includes cash balances, checking accounts and on-demand deposits with the Central Bank of Chile and other domestic and foreign financial institutions. Amounts invested as overnight deposits are included in this item.

-	Cash items in process of collection: this item represents domestic transactions in the process of transfer through a central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences.

-	Trading investments: this item includes financial instruments held for trading and investments in mutual funds which must be adjusted to their fair value in the same way as instruments acquired for trading.

-	Investments under resale agreements: includes balances of financial instruments purchased under resale agreement.

-	Interbank loans : this item includes the balances of transactions with domestic and foreign banks, including the Central Bank of Chile, other than those reflected in certain other financial asset classifications listed above.

-	Loans and accounts receivables from customers: these loans are non-derivative financial assets for which fixed or determined amounts are charged, that are not listed on an active market and which the Bank does not intend to sell immediately or in the short term. When the Bank is the lessor in a lease, and it substantially transfers the risks and rewards incidental to the leased asset, the transaction is presented in loans and accounts receivable from customers while the leased asset is derecognised in the Bank´s statements of financial position.

-	Investment instruments: are classified into two categories: held-to-maturity investments, and available-for-sale investments. The held-to-maturity investment classification includes only those instruments for which the Bank has the ability and intent to hold to maturity. The remaining investments are treated as available for sale.

iv.	Classification of financial liabilities for measurement purposes

The Bank classifies all financial liabilities as subsequently measured at amortised cost, except for:

Financial liabilities at FVTPL

As of December 31, 2018 and 2017 the Bank does not maintain financial liabilities at FVTPL.

Other financial liabilities

Other financial liabilities (including interbank borrowings, issued debt instruments and other payables) are initially recorded at fair value and subsequently measured at amortised cost using the effective interest method

v.	Classification of financial liabilities for presentation purposes

The financial liabilities are classified by their nature into the following line items in the consolidated statements of financial position:

-	Deposits and other on- demand liabilities: this includes all on-demand obligations except for term savings accounts, which are not considered on-demand instruments in view of their special characteristics. Obligations whose payment may be required during the period are deemed to be on-demand obligations. Operations which become callable the day after the closing date are not treated as on-demand obligations.

-	Cash items in process of being cleared: this represents domestic transactions in the process of transfer through a central domestic clearing house or international transactions which may be delayed in settlement due to timing differences, etc.

-	Obligations under repurchase agreements: this includes the balances of sales of financial instruments under securities repurchase and loan agreements. The Bank does not record in its own portfolio instruments acquired under repurchase agreements.

-	Time deposits and other time liabilities: this shows the balances of deposit transactions in which a term at the end of which they become callable has been stipulated.

-	Interbank borrowings: this includes obligations due to other domestic banks, foreign banks, or the Central Bank of Chile, other than those reflected in certain other financial liability classifications listed above.

-	Issued debt instruments: there are three types of instruments issued by the Bank: Obligations under letters of credit, Subordinated bonds and Senior bonds placed in the local and foreign market.

-	Other financial liabilities: this item includes credit obligations to persons other than domestic banks, foreign banks, or the Central Bank of Chile, for financing purposes or operations in the normal course of business.

vi.	Offsetting of financial instruments

Financial asset and liability balances are offset, i.e., reported in the Consolidated Statements of Financial Position at their net amount, only if there is a legally enforceable right to offset the recorded amounts and the Bank intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. As of December 31, 2018 and 2017 the Bank does not have balance offsetting of financial instruments.

vii.	Derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets is determined by the extent and the manner in which the risks and rewards associated with the transferred assets are transferred to third parties:

i.	If the Bank transfers substantially all the risks and rewards of ownership to third parties, as in the case of unconditional sales of financial assets, sales under repurchase agreements at fair value at the date of repurchase, sales of financial assets with a purchased call option or written put option deeply out of the money, utilization of assets in which the transferor does not retain subordinated debt nor grants any credit enhancement to the new holders, and other similar cases, the transferred financial asset is derecognised from the Consolidated Statements of Financial Position and any rights or obligations retained or created in the transfer are simultaneously recorded.

ii.	If the Bank retains substantially all the risks and rewards of ownership associated with the transferred financial asset, as in the case of sales of financial assets under repurchase agreements at a fixed price or at the sale price plus interest, securities lending agreements under which the borrower undertakes to return the same or similar assets, and other similar cases, the transferred financial asset is not derecognised from the Consolidated Statements of Financial Position and continues to be measured by the same criteria as those used before the transfer. However, the following items are recorded:

-	An associated financial liability for an amount equal to the consideration received; this liability is subsequently measured at amortised cost.

-	Both the income from the transferred (but not removed) financial asset as well as any expenses incurred due to the new financial liability.

iii.	If the Bank neither transfers nor substantially retains all the risks and rewards of ownership associated with the transferred financial asset—as in the case of sales of financial assets with a purchased call option or written put option that is not deeply in or out of the money, securitization of assets in which the transferor retains a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases—the following distinction is made:

a.	If the transferor does not retain control of the transferred financial asset: the asset is derecognised from the Consolidated Statements of Financial Position and any rights or obligations retained or created in the transfer are recognised.
b.	If the transferor retains control of the transferred financial asset: it continues to be recognised in the Consolidated Statements of Financial Position for an amount equal to its exposure to changes in value and a financial liability associated with the transferred financial asset is recorded. The net carrying amount of the transferred asset and the associated liability is the amortised cost of the rights and obligations retained, if the transferred asset is measured at amortised cost, or the fair value of the rights and obligations retained, if the transferred asset is measured at fair value.

Accordingly, financial assets are only derecognised from the Consolidated Statements of Financial Position when the rights over the cash flows they generate have terminated or when all the inherent risks and rewards of ownership have been substantially transferred to third parties. Similarly, financial liabilities are only derecognised from the Consolidated Statements of Financial Position when the obligations specified in the contract are discharged or cancelled or the contract has matured.

i)       Derivatives and hedging activities

The Bank has elected to continue apllying the hedge accounting requirements of IAS 39 on adoption of IFRS 9.

The Bank has not provided comparative information for prior periods on the date of initial application of IFRS 9 for the new disclosures introduces by IFRS 9 as a consequential amendment to IFRS 7, as permitted by IFRS 7 paragraph 44z.

A “financial derivative” is a financial instrument whose value changes in response to the changes in an underlying observable market variable (such as an interest rate, a foreign exchange rate, a financial instrument’s price, or a market index, including credit ratings), whose initial investment is very small compared with other financial instruments having a similar response to changes in market factors, and which is generally settled at a future date.

For presentation purposes, derivatives are presented in accordance with its positive or negative fair value as assets or liabilities, respectively, and include trading and hedging instruments separately (see Note 8).

Hedging transactions

The bank has elected to continue applying the hedge accounting requirements in IAS 39 instead of the requirements of IFRS 9, thus the Bank uses financial derivatives for the following purposes:

i.	to sell to customers who request these instruments in the management of their market and credit risks;

ii.	to use these derivatives in the management of the risks of the Bank entities’ own positions and assets and liabilities (“hedging derivatives”), and

iii.	to obtain profits from changes in the price of these derivatives (trading derivatives).

All financial derivatives that are not held for hedging purposes are accounted for as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1.	The derivative hedges one of the following three types of exposure:

a. Changes in the value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b. Changes in the estimated cash flows arising from financial assets and liabilities, and highly probable forecasted transactions (“cash flow hedge”);

c. The net investment in a foreign operation (“hedge of a net investment in a foreign operation”).

2.	It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a.	At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (“prospective effectiveness”).

b.	There is sufficient evidence that the hedge was actually effective during the life of the hedged item or position (“retrospective effectiveness”).

3.	There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this effective hedge was expected to be achieved and measured, provided that this is consistent with the Bank’s management of own risks.

The changes in the value of financial instruments qualifying for hedge accounting are recorded as follows:

a.	For fair value hedges, the gains or losses arising on both hedging instruments and the hedged items (attributable to the type of risk being hedged) are included as “Net income (expense) from financial operations” in the Consolidated Statements of Income.

b.	For fair value hedges of interest rate risk on a portfolio of financial instruments, gains or losses that arise in measuring hedging instruments within “Interest income and expense”, and other gains or losses due to changes in fair value of the underlying hedged item (attributable to the hedged risk) are recorded in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

c.	For cash flow hedges, the change in fair value of the hedging instrument is included as “Cash flow hedge” in “Other comprehensive income”.

d.	The differences in valuation of the hedging instrument corresponding to the ineffective portion of the cash flow hedging transactions are recorded directly in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

If a derivative designated as a hedging instrument no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, hedge accounting treatment is discontinued. When “fair value hedging” is discontinued, the fair value adjustments to the carrying amount of the hedged item arising from the hedged risk are amortised to gain or loss from that date, where applicable.

When cash flow hedges are discontinued, any cumulative gain or loss of the hedging instrument recognised under “Other comprehensive income” (from the period when the hedge was effective) remains recorded in equity until the hedged transaction occurs, at which time it is recorded in the Consolidated Statements of Income, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recorded immediately in the Consolidated Statements of Income.

j)       Fair value measurement

In general, financial assets and liabilities are initially recognised at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments, other than those measured at fair value through profit or loss, are initially recognised at fair value plus transaction costs. Subsequently, and at the end of each reporting period, financial instruments are measured pursuant to the following criteria:

i.	Valuation of financial instruments

Financial assets are measured according to their fair value, gross of any transaction costs that may be incurred in the course of a sale, except for loans and accounts receivable from customers.

“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When measuring fair value an entity shall take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (b) in the absence of a principal market, the most advantageous market for the asset or liability. Even when there is no observable market to provide pricing information in connection with the sale of an asset or the transfer of a liability at the measurement date, the fair value measurement shall assume that the transaction takes place, considered from the perspective of a potential market participant who intends to maximize value associated with the asset or liability.

When using valuation techniques, the Bank shall maximize the use of relevant observable inputs and minimize the use of unobservable inputs as available. If an asset or a liability measured at fair value has a bid price and an ask price, the price within the bid-ask spread that is most representative of fair value in the circumstances shall be used to measure fair value regardless of where the input is categorized within the fair value hierarchy (i.e. Level 1, 2 or 3). IFRS 13 establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).

All derivatives are recorded in the Consolidated Statements of Financial Position at the fair value previously described. This value is compared to the valuation as at the trade date. If the fair value is subsequently measured positive, this is recorded as an asset. If the fair value is subsequently measured negative, this is recorded as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recorded in “Net income (expense) from financial operations” in the Consolidated Statements of Income.

Specifically, the fair value of financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods. Also, within the fair value of derivatives are included Credit Valuation Adjustment (CVA) and Debit Valuation Adjustment (DVA), all with the objective that the fair value of each instrument includes the credit risk of its counterparty and Bank´s own risk. The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed by each counterparty. The CVA is calculated taking into account potential exposure to each counterparty in each future period. The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Bank’s own risk assumed by its counterparties in OTC derivatives. As of December 31, 2018, CVA and DVA amounts to MCh$8,142 and MCh$15,406, respectively.

ii.	Valuation techniques

Financial instruments at fair value, determined on the basis of price quotations in active markets, include government debt securities, private sector debt securities, equity shares, short positions, and fixed-income securities issued.

In cases where price quotations cannot be observed in available markets, the Bank’s management determines a best estimate of the price that the market would set using its own internal models. In most cases, these models use data based on observable market parameters as significant inputs however for some valuations of financial instruments, significant inputs are unobservable in the market. To determine a value for those instruments, various techniques are employed to make these estimates, including the extrapolation of observable market data.

The most reliable evidence of the fair value of a financial instrument on initial recognition usually is the transaction price, however due to lack of availability of market information, the value of the instrument may be derived from other market transactions performed with the same or similar instruments or may be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The main techniques used as of December 31, 2018 and 2017 by the Bank’s internal models to determine the fair value of the financial instruments are as follows:

i.	In the valuation of financial instruments permitting static hedging (mainly forwards and swaps), the present value method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.

ii.	In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black-Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.

iii.	In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.

The fair value of the financial instruments calculated by the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, quoted market price of shares, volatility and prepayments, among others. The Bank’s management considers that its valuation models are not significantly subjective, since these methodologies can be adjusted and evaluated, as appropriate, through the internal calculation of fair value and the subsequent comparison with the related actively traded price.

k)       Recognising income and expenses

The most significant criteria used by the Bank to recognise its revenues and expenses are summarized as follows:

i.	Interest revenue, interest expense, and similar items

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision).

ii.	Commissions, fees, and similar items

Fee and commission income and expenses are recognised in the Consolidated Statements of Income using criteria established in IFRS 15 “Revenue from contracts with customers”. See disclosure in Note 2 relating adoption and impact of IFRS 15.

Under IFRS 15, the Bank recognises revenue when (or as) satisfied a performance obligations by transferring a service (ie an asset) to a customer; under this definition an asset is transferred when (or as) the customer obtains control of that asset. The Bank considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Bank transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognises revenue over time, and/or the Bank satisfies the performance obligation at a point in time.

The main revenues arising from commissions, fees and similar items correspond to:

-	Fees and commissions for lines of credits and overdrafts: includes accrued fees related to granting lines of credit and overdrafts in checking accounts.

-	Fees and commissions for guarantees and letters of credit: includes accrued fees in the period relating to granting of guarantee payment for current and contingent third party obligations.

-	Fees and commissions for card services: includes accrued and earned commissions in the period related to use of credit cards, debit cards and other cards

-	Fees and commissions for management of accounts: includes accrued commissions for the maintenance of checking, savings and other accounts

-	Fees and commissions for collections and payments: includes income arising from collections and payments services provided by the Bank.
-	Fees and commissions for intermediation and management of securities: includes income from brokerage, placements, administration and securitie's custody services.

-	Fees and commissions for insurance brokerage fees: includes income arising for insurances distribution.

-	Other fees and commissions: includes income arising from currency changes,financial advisory, cashier check issuance, placement of financial products and onlilne banking services.

The main expenses arising from commissions, fees and similar items correspond to:

-	Compensation for card operation: includes commission expenses for credit and debit card operations related to income commissions card services.

-	Fees and commissions for securities transactions: includes commissions expense for deposits, securities custody service and securitie's brokerage.

-	Other fees and commissions: includes mainly expenses generayed from online services.

The Bank has incorporated disaggregated revenue and expense disclosures and reportable segment relationship in Note 28.

Additionaly, the Bank maintains certain loyalty programs associated to its credit cards services, for which it has deferred a percentage of the consideration received in the statements of financial position to comply with its related performance obligation, or has liquidated on a monthly basis as far they arise.

Revenue recognition accounting and discloures for the year 2017, is under IAS 18 “Revenue recognition”, fees and commission income and expense were recognised in according to their nature. The main criteria were:

-	Fee and commission income and expenses on financial assets and liabilities are recognised when they are earned.

-	Those arising from transactions or services that are performed over a period of time are recognised over the life of these transactions or services.

-	Those relating to services provided in a single transaction are recognised when the single transaction is performed.

iii.       Loan arrangement fees

Fees that arise as a result of the origination of a loan, mainly application and analysis-related fees, are deferred and charged to the Consolidated Statements of Income over the term of the loan.

l)       Impairment of non-financial assets

The Bank’s non-financial assets, are reviewed at the reporting date to determine whether they show signs of impairment (i.e. its carrying amount exceeds its recoverable amount). If any such evidence exists, the recoverable amount of the asset is estimated, in order to determine the extent of the impairment loss.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

In connection with other assets, impairment losses recorded in prior periods are assessed at each reporting date to determine whether the loss has decreased and should be reversed. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognised for the asset in prior years. Goodwill impairment is not reversed.

m)     Property, plant, and equipment

This category includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Assets are classified according to their use as follows:

i.       Property, plant and equipment for own use

Property, plant and equipment for own use includes but is not limited to tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing accounts receivable from third parties which are intended to be held for continuing own use and tangible assets acquired under finance leases. These assets are presented at acquisition cost less the related accumulated depreciation and, if applicable, any impairment losses (when net carrying amount was higher than recoverable amount).

Depreciation is calculated using the straight line method over the acquisition cost of assets less their residual value, assuming that the land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation.

The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)

Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

The consolidated entities assess at each reporting date whether there is any indication that the carrying amount of any tangible asset exceeds its recoverable amount. If this is the case, the carrying amount of the asset is reduced to its recoverable amount and future depreciation charges are adjusted in accordance with the revised carrying amount and to the new remaining useful life.

The estimated useful lives of the items of property, plant and equipment held for own use are reviewed at the end of each reporting period to detect significant changes. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recorded in the Consolidated Statements of Income in future years on the basis of the new useful lives.

Maintenance expenses relating to tangible assets held for own use are recorded as an expense in the period in which they are incurred.

ii.      Assets leased out under operating leases

The criteria used to record the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives, and to record the impairment losses thereof, are consistent with those described in relation to property, plant and equipment held for own use.

n)      Leasing

i.       Finance leases

Finance leases are leases that substantially transfer all the risks and rewards incidental to ownership of the leased asset to the lessee.

The Bank recognised as lending to third parties under “Loans and accounts receivable from customers” in the Consolidated Statements of Financial Position, the sum of the present value of the lease payments receivable from the lessee, including the exercise price of the lessee’s purchase option at the end of the lease term, when at the inception of the lease it is reasonably certain that the lessee will exercise the option.

When consolidated entities acts as lessees, the leased assets are classified based on their nature in the Consolidated Statements of Financial Position, and recognising an asset and liability at the same amount (the lower between the fair value of the leased property and the present value of the minimum lease payments, plus purchase option). These assets are depreciated in accordance with property, plant and equipment for own use criterion.

In both cases, the finance income and expenses arising from these contracts are recorded under “Interest income” and “Interest expense” respectively, in Consolidated Statements of Income to achieve constant return rate over the lease term.

ii.      Operating leases

In operating leases, ownership of the leased asset and substantially all the risks and rewards incidental thereto remain with the lessor.

When the consolidated entities act as lessor, the leased assets are classified at their acquisition cost under "Property, plant and equipment”. The depreciation criterion for these assets is consistent with that for similar items of property, plant and equipment held for own use and revenues from operating leases is recorded on a straight line basis under “Other operating income” in the Consolidated Statements of Income.

When the consolidated entities act as the lessees, the lease expenses, including any incentives granted by the lessor, are charged on a straight line basis to “Administrative expenses” in the Consolidated Statements of Income.

iii.     Sale and leaseback transactions

For sale at fair value and operating leasebacks, the profit or loss generated is recorded at the time of sale except in the case of excess of proceeds over fair value, which difference is amortised over the period of use of the asset. In the case of finance leasebacks, the profit or loss generated is amortised over the lease term.

o)      Intangible assets

Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance which arise as a result of legal or contractual rights or it is separable. The Bank recognises an intangible asset, whether purchased or self-created (at cost), when the cost of the asset can be measured reliably and it is probable that the future economic benefits that are attributable to the asset will flow to the Bank.

Intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortization and any accumulated impairment losses.

Internally developed computer software is recorded as an intangible asset if, among other requirements (basically the Bank’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.

Intangible assets are amortised on a straight-line basis over their estimated useful life; which has been defined as 36 months.

Expenditure on research activities is recorded as an expense in the year in which it is incurred and cannot be subsequently capitalized.

p)      Cash and cash equivalents

For the preparation of the cash flow statements, the indirect method was used, starting with the Bank’s consolidated pre-tax income and incorporating non-cash transactions, as well as income and expenses associated with cash flows, which are classified as operating, investment or financing activities.

For the preparation of the cash flow statements, the following items are considered:

i.	Cash flows: Inflows and outflows of cash and cash equivalents, such as deposits with the Central Bank of Chile, deposits in domestic banks, and deposits in foreign banks.

ii.	Operating activities: Principal revenue-producing activities performed by banks and other activities that cannot be classified as investing or financing activities.

The Bank’s activity of granting loans encompasses not only the activities with its debtors but also the related activities that provide the funding to the loans granted. Since the funding for granting such loans is provided by, among other sources, senior bonds, mortgage bonds and subordinated bonds, the Bank presents the related cash flows as operating activities.

iii.	Investing activities: The acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

iv.	Financing Activities: Activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.

q)      Expected credit losses allowance – under IFRS 9

Starting from January 1, 2018, the Bank replaced the “incurred loss” model of IAS 39 with an “expected credit loss (ECL)” model established by IFRS 9. The new single impairment model applies to all financial assets measured at amortised cost and fair value through other comprehensive income (FVOCI), including commitment and contingent loans. Investments in equity are outside of the scope of the new impairment requirements.

The Bank accounted ECL related to financial assets measured at amortised cost as a loss allowance in the statements of financial position, but the carrying amount of these assets is stated net of the loss allowance. ECL related to contingent loans is accounted as a provision in the statements of  financial position. The Bank recognises in profit or loss, as an impairment gain or loss, the amount of ECL (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognised in accordance IFRS 9, for financial assets measured at amortised cost and contingent loans.

The new model uses a dual measurement approach, under which the loss allowance is measured as either:

-	12-month expected credit losses

-	Lifetime expected credit losses

The Bank has defined default on individual or collective basis:

●	Individual: when exposure is more than 89 days past due, it has been restructured, it is in judicial collection, it has been write-off, drag effect define as the entire outstanding amount on any loan which is 89 days or more past due.

●	Collective: when exposure is more than 89 days past due, it has been restructured, or has been identified as impaired by an interal risk committee.

The measurement basis depends on whether there has been a significant increase in credit risk since initial recognition. Based on changes in credit quality since initial recognition, IFRS 9 outlines a “three-stage” model impairment in accordance with the following diagram

Change in credit quality since initial recognition
Stage 1	Stage 2	Stage 3
Initial recognition	Significant increase in credit risk since initial recognition	Credit impaired assets
12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses

The Bank, at the end of each reporting period, evaluated whether financial instrument's credit risk has significantly increased since initial recognition or whether an asset is considered to be credit-impaired, and consequently classified financial instrument in the respective stage:

●	Stage 1: When loans are first recognised, the Bank recognises an allowance based on 12 months ECL. Stage 1 loans also include facilities where the credit risk has improved and the loan has been returned to Stage 1.

●	Stage 2: When a loan has shown a significant increase in credit risk since origination, the Bank records an allowance for the lifetime ECL. Stage loans also include facilities, where the credit risk has improved and the loan has been returned to stage 2.

●	Stage 3: Loans considered credit-impaired. The Bank records an allowance for the lifetime ECL, setting the PD at 100%.

The Bank considers reasonable and supportable information that is available without undue cost or effort and that may affect the credit risk on a financial instrument, including forward looking information to determine a significant increase in credit risk since initial recognition. Forward looking information includes past events, current conditions and forecast or future economic conditions (macro-economic data).

Credit risk assessment and forward looking information (including macro-economic factors), includes quantitative and qualitative information based on the Bank’s historical experience, some examples are:

a.	Financial or economic conditions that are expected to cause a significant change in the borrower’s ability to meet its debt obligations

b.	An actual or expected internal credit rating downgrade for the borrower or decrease in behavioral scoring

c.	An actual or expected significant change in the operating results of the borrower.

d.	Significant increases in credit risk on other financial instruments of the same borrower.

e.	Significant changes in the value of the collateral supporting the obligation or in the quality of third-party guarantees or credit enhancements.

f.	Reductions in financial support from a parent entity or other affiliate.

g.	Expected changes in the loan documentation including an expected breach of contract that may lead to covenant waivers or amendments, interest payment holidays, interest rate step-ups, requiring additional collateral or guarantees, or other changes to the contractual framework of the instrument.

The Bank has considered that if contractual payments are more than 30 days past due, the credit risk is deemed to have increased significantly since initial credit recognition, but is not an absolute indicator. The bank di not rebut the backstop presumption of IFRS 9 relating to SICR or default.

i.	Expected credit loss measurement

The ECL are the probability-weighted estimate of credit losses, i.e. the present value of all cash shortfalls. A cash shortfalls is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive. The three main components to measure the ECL are:

PD: The Probability of default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

LGD: The loss given default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral.

EAD: The Exposure at default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdown on committed facilities, and accrued interest from missed payments.

For measuring 12-month and lifetime ECL, cash shortfalls are identified as follow:

-	12-month expected credit losses: the portion of lifetime expected credit losses that represents the expected credit losses that result from default events on the financial instruments that are possible within the 12 months after the reporting date.

-	Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of the financial instrument.

The Bank considered a multi-factor analysis to perform credit risk analysis. The type of portfolio or transactions, and individual or collective evaluated.

The Bank divides its portfolio as:

i.	Commercial loans,

ii.	Mortgage loans, and

iii.	Consumer loans.

iv.	Contingent loans

The Bank evaluates individually whether objective evidence of impairment exists for loans that are individually significant, then collectively assesses loans that are not individually significant and loans which are significant but for which there is no objective evidence of impairment available under individually assessment.

ii.	Contingent loans

The Bank enters into various irrevocable loan commitments and contingent liabilities. Even though these obligations may not be recognised on the statements of financial position, they contain credit risk and, therefore, form part of the overall risk of the Bank.

When the Bank estimates the ECL for contingent loans, it estimates the expected portion of the loan commitment that will be drawn down over its expected life.

iii.	Forward looking information

 The ECL model includes a broad range of forward looking information as economic inputs, such as:

●	GDO growth

●	Unemployment rates

●	Central Banks interest rates

●	Real state prices

iv.	Modifications of financial assets

When loan measured at amortised cost has been renegotiated or modified but not derecognised, the Bank recognises the resulting gains or losses as the difference between the carrying amount of the original loans, and modified contractual cash flows discounted using the EIR before modification.

For ECL estimation purposes on financial assets that have been modified, is required to distinguish between modification that result in derecognition from those that does not result in derecognition. If the modification does not result in derecognition, then the subsequent assessment of whether there is a significant increase in credit risk is made comparing the risk at the reporting date based on the modified contractual term and the risk at initial recognition based on the original, unmodified contractual term.

If the modification results in derecognition, then the modified asset is considered to be a new asset. Accordingly, the date of modification is treated as the date of initial recognition for the purposes of the impairment requerments.

v.	Collateral

The Banks seeks to use collateral to mitigate its credit risks on financial assets, where possible. Types of collateral are:cash, securities, letters of credit, real state and inventories. The Bank’s accounting policy for collateral assigned to it through its lending arrangements under IFRS 9 is the same is it was under IAS 39. Collateral, unless repossessed, is not recorded on the Bank’s statements of financial position. However, the fair value of collateral affects the calculation of ECLs. The main collateral associated to mortgage loans are real state, which are valued based on data provided by specialized third parties.

The estimation of ECL reflects the cash flows expected from collateral and other credit enhancement that are part of the contractual terms of the financial instruments.

According to the Bank’s policy when an asset (real state) is repossessed are transferred to aseets held for sale at their fair value less cost to sell as non-financial assets at the repossession date.

vi.	Write-offs

The gross carrying amount of a financial asset is reduced when there is no reasonable expectation of recovery. A write-off constitutes a derecognition event of the corresponding loan transaction in its entirety, and therefore, include portions not past-due for installments loans or leasing operation (no partial write-off).

Subsequent recoveries of amounts previously writen-off are credited to the income statements, as recovery of loans previously write-off, as a deduction from provisions for loan losses.

Loan and accounts receivable charge-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months

r)       Allowance for loan losses – under IAS 39

The Bank established allowances to cover incurred losses on loans and account receivables from customers in accordance with its internal models and risk assessment as approved by the Board of Directors.

The Bank performed an assessment of the risk associated with loans and accounts receivable from customers to determine their allowance for loan losses as described below:

-	Individual assessment - represented cases where the Bank assesses a debtor as individually significant, or when he/she could not be classified within a group of financial assets with similar credit risk characteristics, due to their size, complexity or level of exposure.

-	Group assessment - a group assessment was relevant for analyzing a large number of transactions with small individual balances from individuals or small companies. The Bank grouped debtors with similar credit risk characteristics giving to each group a default probability and recovery rate based on a historical analysis.

The Bank models determined allowances and provisions for loan losses according to the type of portfolio or transactions. Loans and accounts receivables from customers were divided into three categories:

i.	Commercial loans,

ii.	Mortgage loans, and

iii.	Consumer loans.

The models used to determine credit risk allowances are described as follows:

I.	Allowances for individual assessment

An individual assessment of commercial debtors was necessary in the case of companies which, due to their size, complexity or level of exposure regarding the entity, must be known and analyzed in detail.

For the purposes of establishing its provisions, the Bank assigned a risk category to each debtor, their loans and contingent loans. The risk factors considered were: industry or economic sector of the borrower, owners or managers of the borrower, their financial situation and payment capacity, and payment behavior.

The Bank’s risk categories were as follows:

1. Debtors may be classified in risk categories A1, A2, A3 or B (if they are current on their payment obligations and show no sign of impairment in their credit quality). B is different from the A categories by a certain history of late payments. The A and B categories were distinguished by different PNPs (as defined below).

2. Debtors classified as C1, C2, C3, C4, D1 or D2 included debtors whose loans with us have been charged off or administered by our Recovery Unit, or identified as impaired by an internal risk committee.

For loans classified as A1, A2, A3 and B, we assigned a specific provision level on an individual basis to each borrower and, therefore, the amount of loan loss allowance is determined on a case by case basis.

Estimated Incurred Loan Loss = Loan Loss Allowance.

The estimated incurred loss was obtained by multiplying all risk factors defined in the following equation:

EIL= EXP x PNP x SEV

EIL = Estimated Incurred Loan Loss. The estimated incurred loan loss is how much could be lost in the event a debtor does not perform the obligations under the loan.

EXP = Exposure. This corresponds to the value of commercial loans.

PNP = Probability of Non-Performance. This variable, expressed as a percentage, indicates the probability that a debtor will default. This percentage is associated with the internal rating that we give to each debtor, which is determined by analyzing such parameters as debt servicing capacity (including, usually, projected cash flows), the company’s financial history, the solvency and capacity of shareholders and management, and projections for the economic sector in which it operates.

SEV = Severity. This is the effective loss rate given default for debtors in the same segment, which is determined statistically based on the historical effective losses for each segment.

Every year, models together with PNP and SEV assumptions, were tested by the Bank's Credit Risk Department, to ensure that they are appropriate at each reporting date so as to make sure any difference between the estimated incurred losses and actual losses is reduced.

These tests focused on the validation of the sufficiency of the Bank's allowances, and consisted of comparisons between actual write-offs to allowances established by the model, and the coverage of the total allowance to actual write-offs in the most current periods. Individual loan classification and improvements to any customer classification were also presented for approval to our Risk Committee.

For loans classified in the C and D categories, loan loss allowances were based mainly on the fair value of the collateral, adjusted for an estimated cost to sell, that each of these loans have. Allowance percentage for each category was then based on the fair value of the collateral, or the expected future cash flow from the loan for each individually evaluated non-performing loans.

II. Allowances for group assessments

The Bank used the concept of estimation of incurred loss to quantify the allowances levels over the group-evaluated portfolios, considering the risk and the guarantees associated with each transaction.

Following the Bank's definition, the Bank used group evaluation to approach transactions that have similar credit risk features, which indicated the debtor's payment capacity over the entire debt, principal and interests, pursuant to the contract's terms. In addition, this allowed us to assess a high number of transactions with low individual amounts, whether they belong to individuals or SMEs (small and medium sized companies). Therefore, debtors and loans with similar features were grouped together and each group has a risk level assigned to it.

These models were meant to be used mainly to analyze loans granted to individuals (including consumer loans, credit lines, mortgage loans and commercial loans) and commercial loans to small to middle-sized entities (SMEs).

Allowances were established using these models, taking into account the historical Impairment and other known circumstances at the time of evaluation. After this, a historical loss rate was assigned to each portfolio profile constituting each evaluated group.

Allowances for group-evaluated loans were established based on the credit risk of the profile to which the loan belongs. The method for assigning a profile was based on statistical building method, establishing a relation through logistic regression of various variables, such as payment behavior in the Bank, payment behavior outside the Bank, various sociodemographic data, among others, and a response variable that determined a client's risk level, which in this case was 90 days of non-performance (the chosen features are relevant when calculating future cash flows per group of assets). Afterwards, common profiles were established and with differentiated default rates, applying the real historical loss the Bank had with that portfolio.

The different risk categories were constructed and updated periodically based on the payment behavior of the client's profile to which they belong, as well as his or her sociodemographic characteristics. Therefore, when a customer had past due balance or has missed some payments, the outcome was that the customer will move to a different segment with a higher loss rate, therefore capturing current trends for each risk profile.

Allowance quantification, once the customers have been classified, was the product of three factors: exposure (EXP), Probability of Non-Performance (PNP) and Severity (SEV), the same equation used for individual assessment mentioned above.

The estimated incurred loss rates for group-evaluated loans correspond to charge-offs net of recoveries. The methodology established the period in which the estimated incurred loss for each risk profile emerges. Once the loss has been considered to have been incurred, the estimated incurred loss rates were applied to the corresponding risk profile to obtain the net charge-off level associated with this period. The loss rates applied to each risk profile are based only on the historical net charge-off data for that specific profile within one of the four groups of loans (consumer loans, credit lines, mortgage loans and commercial loans). No other statistical or other information other than net charge-offs was used to determine the loss rates.

To determine the estimated incurred loss for commercial and mortgage loans collectively evaluated for impairment, we mainly analyzed the payment behavior of clients, particularly the payment behavior of clients with payments that are more than 90 days overdue, clients with other weaknesses, such as early non performance (i.e., payments that are past-due, though by less than 90 days), clients with modified loans and clients with renegotiated loans, as well as success in recovery against these clients. We also took into account whether the loan is supported by collateral.

In connection with mortgage loans, historical net charge-offs were considered in the model to calculate loss rates for loans collectively evaluated for impairment. The risk categories were such that when a customer has a past-due balance or has missed some payments, the outcome was that the customer will move to a different risk category with a higher loss rate, therefore capturing current trends of the customer and, when aggregate, current trends in the market.

Our models for loans analyzed on a group basis (consumer loans, residential mortgage loans and small-and-mid- sized commercial loans) were monitored on a monthly basis with respect to predictability and stability, using indicators that seek to capture the underlying need to update the models for current loss trends. Therefore, the periods of historical net charge-offs used in the allowance model may were more than a year old as we only updated the historical net charge-offs when our assessment of predictability and stability indicators determine it was necessary.

III.     Charge-offs

As a general rule, charge-offs should be done when all collection efforts have been exhausted. These charge-offs consisted of derecognition from the Consolidated Statements of Financial Position of the corresponding loans transactions in its entirety, and, therefore, included portions not past-due of a loan in the case of installments loans or leasing transactions (no partial charge-offs exist).

Subsequent payments obtained from charged-off loans were recognised in the Consolidated Statements of Income as a recovery of loans previously charged-off.

Loan and accounts receivable charge-offs were recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months

IV.     Recovery of loans previously charged off and accounts receivable from customers

Any payment agreement of an already charged-off loan did not give rise to income—as long as the operation was in an impaired status—and the effective payments received were accounted for as a recovery from loans previously charged-off.

Recovery of previously charged-off loans and accounts receivable from customers, were recorded in the Consolidated Statements of Income as a deduction from provisions for loan losses.

In accordance with our charge-off policy described in iii) above, we may subsequently recovered a portion of the amount charged-off (at 100%). The allowance for loan losses on our collectively evaluated loans incorporates an expected recovery rate based on historical information. At the time we charged-off the carrying amount of any loans which have been collectively evaluated for impairment, the allowance for loan losses on collectively evaluated loans was replenished to reflect incurred losses based on statistical models developed in compliance with IAS 39 on the remaining pool of loans. The amounts required for replenishment were recorded in the financial statements as provision established.

s)      Provisions, contingent assets, and contingent liabilities

Provisions are liabilities of uncertain timing or amount. Provisions are recognised in the Consolidated Statements of Financial Position when the Bank:

i.	has a present obligation (legal or constructive) as a result of past events, and

ii.	it is probable that an outflow of resources will be required to settle these obligations and the amount of these resources can be reliably measured.

Contingent assets or contingent liabilities are any potential rights or obligations arising from past events whose existence will be confirmed only by the occurrence or non-occurrence if one or more uncertain future events that are not wholly within control of the Bank.

The Consolidated Statements of Financial Position and annual accounts reflect all significant provisions for which it is estimated that it is probable an outflow of resources will be required to meet the obligation where the probability of having to meet the obligation is more likely than not. Provisions are quantified using the best available information on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year. Provisions must specify the liabilities for which they were originally recognised. Partial or total reversals are recognised when such liabilities cease to exist or are reduced.

Provisions are classified according to the obligation covered as follows:

-	Provision for employee salaries and expenses

-	Provision for mandatory dividends

-	Provision for contingent credit risks

-	Provisions for contingencies

t)       Deferred income taxes and other deferred taxes

The Bank records, when appropriate, deferred tax assets and liabilities for the estimated future tax effects attributable to differences between the carrying amount of assets and liabilities and their tax bases. The measurement of deferred tax assets and liabilities is based on the tax rate, in accordance with the applicable tax laws, using the tax rate that applies to the period when the deferred asset and liability will be settled. The future effects of changes in tax legislation or tax rates are recorded in deferred taxes beginning on the date on which the law is enacted or substantially enacted.

u)       Use of estimates

The preparation of the financial statements requires the Bank’s management to make estimates and assumptions that affect the application of the accounting policies and the reported balances of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

In certain cases, International Financial Reporting Standards (IFRS) require that assets or liabilities be recorded or disclosed at their fair values. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, quoted market prices in active markets have been used as the basis for measurement. When quoted market prices in active markets are not available, the Bank has estimated such values based on the best information available, including the use of modeling and other valuation techniques.

The Bank has established allowances to cover incurred losses to estimate allowances. These allowances must be regularly reviewed taking into consideration factors such as changes in the nature and volume of the loan portfolio, trends in forecasted portfolio quality, credit quality and economic conditions that may adversely affect the borrowers’ ability to pay. Increases in the allowances for loan losses are reflected as “Provision for loan losses” in the Consolidated Statements of Income. Loans are charged-off when the Bank’s management determines that a loan or a portion thereof is impaired. Charge-offs are recorded as a reduction of the allowance for loan losses.

The relevant estimates and assumptions made to calculate provisions are regularly reviewed by the Bank’s Management to quantify certain assets, liabilities, revenues, expenses, and commitments.

These estimates, made on the basis of the best available information, mainly refer to:

-   Allowances for loan losses

-   Impairment losses of certain assets

-   The useful lives of tangible and intangible assets

-   The fair value of assets and liabilities

-   Commitments and contingencies

-   Current and deferred taxes

v)       Non-current assets held for sale (in “Other Assets”)

Non-current assets (or a group holding assets and liabilities for disposal) expected to be recovered mainly through the sale of these items rather than through the continued use, are classified as held for sale. Immediately prior to this classification, assets (or elements of a disposable group) are re-measured in accordance with the Bank’s policies. The assets (or disposal group) are measured at the lower of carrying amount and fair value less cost to sell.

Assets received or awarded in lieu of payment

Assets received or awarded in lieu of payment of loans and accounts receivable from clients are recognised at their fair value (as determined by an independent appraisal). A price is agreed upon by the parties through negotiation or, when the parties do not reach an agreement, at the amount at which the Bank is awarded those assets at a judicial auction. In the both cases, an independent appraisal is performed. The excess of the outstanding loan balance over the fair value is charged to net income for the period, under “Provision for loan losses”. Any excess of the fair value over the outstanding loan balance, less costs to sell of the collateral, is returned to the client. These assets are subsequently adjusted to their net realizable value less cost to sale (assuming a forced sale). The difference between the carrying value of the asset and the estimated fair value less costs to sell is charged to net income for the period, under “Other operating expenses”. The result obtained in the sale of the asset is subsequently recorded under “Other operating income”.

Independent appraisals are obtained at least every 18 months and fair values are adjusted accordingly. No adjustments have been made between appraisals with respect to the period covered by these financial statements considering the stability of the real estate market in Chile during past years and expected stability of the real estate market in the coming years.

At least once a year, the Bank performs the necessary analysis to update the “cost to sale” of assets received or awarded in lieu of payments. According to the Bank’s survey, as of December 31, 2018 the average cost to sale was estimated at 2.2% of the appraisal value (3.4% as of December 31, 2017).

w)       Earnings per share

Basic earnings per share are determined by dividing the net income attributable to the shareholders of the Bank for the reported period by the weighted average number of shares outstanding during the reported period.

Diluted earnings per share are determined in the same way as basic earnings, but the weighted average number of outstanding shares is adjusted to take into consideration the potential diluting effect of stock options, warrants, and convertible debt.

As of December 31, 2018 and 2017 the Bank did not have any instruments that generated dilution.

x)       Temporary acquisition (assignment) of assets and liabilities

Purchases or sales of financial assets under non-optional repurchase agreements at a fixed price are recorded in the Consolidated Statements of Financial Position based on the nature of the debtor (creditor) under “Deposits in the Central Bank of Chile,” “Deposits in financial institutions” or “Loans and accounts receivable from customers” (“Central Bank of Chile deposits,” “Deposits from financial institutions” or “Customer deposits”), in Note 7.

Differences between the purchase and sale prices are recorded as financial interest over the term of the contract.

y)       Provision for mandatory dividends

As of December 31, 2018 and 2017 the Bank recorded a provision for mandatory dividends. This provision is made pursuant to Article 79 of the Corporations Act, which is in accordance with the Bank’s internal policy, pursuant to which at least 30% of net income for the period is distributed, except in the case of a contrary resolution adopted at the respective shareholders’ meeting by unanimous vote of the outstanding shares. This provision is recorded, as a deducting item, under the “Retained earnings – provision for mandatory dividends” line of the Consolidated Statements of Changes in Equity with offset to Provisions.

z)       Employee benefits

i.	Post-employment benefits – Defined Benefit Plan:

According to current collective labor agreements and other agreements, the Bank has an additional benefit available to its principal executives, consisting of a pension plan whose purpose is to endow them with funds for a better supplementary pension upon their retirement.

Features of the Plan:

The main features of the Post-Employment Benefits Plan promoted by the Banco Santander Chile are:

a.	Aimed at the Bank’s management.

b.	The general requirement to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old.

c.	The Bank will create a pension fund, with life insurance, for each beneficiary in the plan. Periodic contributions into this fund are made by the manager and matched by the Bank.

d.	The Bank will be responsible for granting the benefits directly.

The Bank uses the method of projected unit credit, to determine the present value of the defined benefit obligation and the current service cost.

Components of defined benefit cost include:

-	current service cost and any past service cost, which are recognised in profit or loss for the period;

-	net interest on the liability (asset) for net defined benefit, which is recognised in profit or loss for the period;

-	new liability (asset) remeasurements for net defined benefit include:

(a) actuarial gains and losses;

 (b) the difference between the actual return on plan assets and the interest on plan assets included in the net interest component and;

 (c) changes in the effect of the asset ceiling.

The liability (asset) for net defined benefit is the deficit or surplus, determined as the difference between the present value of the defined benefit obligation less the fair value of plan assets.

Plan assets comprise the pension fund taken out by the Group with a third party that is not a related party. These assets are held by an entity legally separated from the Bank and exist solely to pay benefits to employees.

The Bank recognises the present service cost and the net interest of the Personnel salaries and expenses on the Consolidated Statements of Income.

The post-employment benefits liability, recognised in the Consolidated Statements of Financial Position represents the deficit or surplus in the defined benefit plans of the Bank. Any surplus resulting from the calculation is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions.

When employees leave the plan before meeting the requirements to be eligible for the benefit, contributions made by the Bank are reduced.

ii.       Cash-settled share based compensation

The Bank allocates cash-settled share based compensation to executives of the Bank and its Subsidiaries in accordance with IFRS 2. The Bank measures the services received and the obligation incurred at fair value. Until the obligation is settled, the Bank determines the fair value at the end of each reporting period, as well as at the date of settlement, recognising any change in fair value in the income statements of the period.

aa)     Application of new and revised International Financial Reporting Standards

1.  New and revised standards effective in current year

The following new and revised IFRS have been adopted in these financial statements:

IFRS 9 Financial instruments (2014) - In July 2014, the International Accounting Standards Board (IASB) issued IFRS 9 as a complete standard, to replace IAS 39 ‘Financial Instruments: Recognition and Measurement’. This standard is effective for reporting periods beginning on or after 1 January 2018. IFRS 9 includes requirements for recognition and measurement of financial instruments. Changes in accounting policies resulting from the adoption of IFRS 9 will be applied retrospectively adjusting open balance as of 1 January 2018, applying the transition exemption that allow not to restate comparative information for prior periods.

Classification & measurement: IFRS 9 defined the financial asset and certain non-financial assets purchases agreements classification and measurement model changes requirements. The main aspects included in the new standard are:

a)	Classification of financial instruments: The criterion for classifying financial assets will depend both on their business management model and the features of the contractual flows. Consequently, the asset will be measured at amortised cost, at fair value with changes in other comprehensive income (equity), or at fair value with changes in profit and loss for the period. IFRS 9 also establishes the option of designating an instrument at fair value with changes in Profit and loss under certain conditions. The main activity of the Bank is the concession of retail banking transactions and does not concentrate its exposure on complex financial products. The main objective of the Bank is to achieve a homogeneous implementation of the classification of financial instruments of the portfolios established under IFRS 9 and, for this purpose, it has developed standardized guidelines to enable a homogeneous analysis in all of its units.

The Bank prepared an analysis of its portfolios under the mentioned guidelines in order to identify and classify the financial instruments into their corresponding portfolio under IFRS 9. Based on the analysis carried out, the Group considered that:

●	The Bank offers commercial and consumer banking services, which are consistent with a basic lending arrangement. In accordance with the above mentioned, most of the financial assets classified as “loans and account receivable from customers” continued to be classified at amortised cost, except for 0.4% over the outstanding amount as of December 31, 2017 that was reclassified to be measured at fair value with changes in profit or loss. No other reclassification was made to this portfolio.
●	As of December 31, 2017, financial assets classified as “available for sale investments” continued to be classified at fair value with changes reported in other comprehensive income, except for a small ownership in shares that were classified at fair value, with changes reported in other comprehensive income (irrevocably), which representeda 0.01% of the “available for sale investments” as of December 31, 2017.
●	The financial assets classified as “trading investments” remained classified at fair value, with changes reported in profit and loss for the year,
●	IAS 39 financial liabilities classification and measurement criteria remained substantially under IFRS 9. The Bank considered that all the changes in classification mentioned above were not significant.

In October 12, 2017, the IASB issued “Prepayment features with negative compensation” to address particular prepaid options under assessment whether contractual clash flows are solely payments of principal and interest. The Bank concluded that this amendment did not have significant impact over its financial statements.

b)	Credit risk Impairment model: The most important difference of the current model compared with the prior one was that the new accounting standard introduced the concept of expected loss, whereas IAS 39 was based on incurred loss.

●	Scope of application: The IFRS 9 asset impairment model is applicable to financial assets valued at amortised cost, to debt instruments valued at fair value through other comprehensive income, to leasing receivables, and to contingent risks and commitments not valued at fair value.

●	" Rebuttable presumption that the credit risk has increased significantly when payments are more than 30 days past due: this threshold is used as an additional - but not primary - indicator of significant risk increase.

●	" Financial instruments that have low credit risk at the reporting date.

●	" Impairment estimation methodology: The portfolio of financial instruments subject to impairment is divided into three categories, based on the phase of each instrument with regard to its level of credit risk:

–	Phase 1: a financial instrument is considered to be in this phase when there has been no significant increase in risk since its initial recognition. In this case, the value correction reflects expected credit losses arising from defaults over the 12 months from the reporting date.

–	Phase 2: financial instruments are included in this phase when there has been a significant increase in risk since the date of initial recognition, but the impairment has not materialized. In this case, the value correction for losses l reflects the expected losses from defaults over the residual life of the financial instrument. The existence of a significant increase in credit risk is determined by considering the quantitative indicators used in the ordinary management of credit risk, together with other qualitative variables, such as the indication of whether refinanced transactions are considered non-impaired and transactions included in special debt sustainability agreements.

–	Phase 3: financial instruments are catalogued in this phase when they show effective signs of impairment as a result of one or more events that have already occurred that will result in a loss. In this case, the amount of the value correction reflects the expected losses for credit risk over the expected residual life of the financial instrument.

The methodology required for quantification of expected loss for credit events is based on an unbiased and weighted consideration of the occurrence of a range of possible future scenarios that could impact the collection of contractual cash flows, taking into account the time-value of money, all available information relevant to past events, and current conditions and projections of macroeconomic factors deemed relevant to the estimation of this amount.

The assessment of whether a significant increase in credit risk has occurred since initial recognition involves the application of both quantitative measures and qualitative factors, requires management judgement and is a key aspect of the IFRS 9 methodology.

The key inputs into the measurement of the ECL (expected credit loss) are EAD (exposure at default), PD (probability of default) and LGD (loss given default). These parameters are derived from internally developed statistical models and other historical data that leverage regulatory models. They are adjusted to reflect forward-looking information. The Bank has focused in developing an “expected credit loss” model in accordance with all IFRS 9 requirements, including all essential definitions:

●	Significant increase in credit risk: when determining whether the credit risk on a financial instrument has increased significantly since initial recognition, the Bank considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information, analysis based on the Bank historical experience, expert credit assessment and forward looking information.

●	Default: this definition is largely consistent with the current definition used by the Bank. In assessing whether a borrower is in default, the Bank considers indicator as: overdue status, non-payment of another obligation of the same issuer to the Bank, data developed internally and obtained from external sources, among others. Inputs into the assessment may vary over the time to reflect changes in circumstances.

●	Forward-looking information: the Bank has incorporated forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Following this, the Bank has developed macroeconomic scenarios and considers the relative probability of each outcome. External information includes macroeconomic factor as PIB, among others.

●	Financial assets expected lives: the Bank considers contractual terms of the instruments (amortization, prepayments features, extension terms, etc.). The bank measures ECLs considering the risk of default over the maximum contractual period. For certain revolving facilities (e.g. credit card and overdraft), the expected lives is the credit risk exposure period and credit risk management actions that the Bank expects to take and that serve to mitigate ECLs.

●	Impairment records: IFRS 9 established changes related to the FVOCI financial assets, where the amount of the change in the fair value that is attributable to changes in the credit risk of the financial asset is presented in other comprehensive income, and the remaining amount of the change in the fair value is presented in profit or loss.

c)	Hedge accounting: The general hedge accounting requirements align more closely with risk management practices and establish a more principle-based approach thereby allowing hedge accounting to be applied to a wider variety of hedging instruments and risks. Macro hedge accounting is being dealt with as a separate project.

The Bank has applied IFRS 9 and IFRS 7R, effective for annual periods beginning on January 1, 2018, for the first time. Changes include updated accounting policies, classification and measurement of financial assets and liabilities and impairment of financial assets, as well as transition disclosure (Note 2), detailed qualitative and quantitative information about ECL calculations, reconciliations from opening to closing ECL allowance and gross carrying amount of Account and receivable measured at amortised cost and FVOCI. As permitted by the transitional provisions of IFRS 9, the Bank has elected not to restate comparative figures. Any adjustments to the carrying amounts of financial assets and liabilities at the transition date were recognised in the opening retained earnings and other reserves of the current period. The comparative period notes to the financial statements present the same disclosures made in prior year.

IFRS 15, Income from contracts with clients - On May 28, 2014, the IASB published IFRS 15, which aims to establish principles for reporting useful information to users of financial information about the nature, amount, timing and uncertainty of The income and cash flows generated from an entity’s contracts with its customers. IFRS 15 eliminates IAS 11 Construction Contracts, IAS 18 Income, IFRIC 13 Loyalty Programs with Customers, IFRIC 15 Real Estate Construction Agreements, IFRIC 18 Transfer of Assets from Customers and SIC 31 Revenue - Exchange of Advertising Services.

On April 12, 2016, the IASB issued “Clarifications to IFRS 15 Revenue from contracts with customers”, this amendments do not change the underlying principles of the standard, just clarify and offer some additional transition relief. The main topics addressed by this amendment comprise: Indentifying performance obligations, Principal versus agent cosniderations and licensing in addition to transition relief.

This standard was applicable from January 1, 2018, with early application permitted. Management performed a detailed review of the new five-step model of revenue recognition, and concluded that this standard did not have a material impact on the Bank's financial statements. See Note 2 for additional information regarding the adoption of this standard.

Amendments to IFRS 2 Classification and measurement of share-based payment transactions – These amendments were published on June 20, 2016, to address issues with:

• The accounting of share- based payment transactions paid in cash that include a performance condition

• The classification of share-based transactions

• Accounting for modifications of share-based payment transactions from cash-settled to equity-settled.

This standard was applicable from January 1, 2018, with early application permitted. Management evaluation concluded that this amendment did not have a material impact on the Bank’s financial statements.

Amendments to IFRS 4: Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts - The amendments are intended to address concerns about the different effective dates of IFRS 9 and the forthcoming new insurance contracts standard (expected as IFRS 17 within the next six months). The amendments provide two options for entities that issue insurance contracts within the scope of IFRS 4:

-	an option that permits entities to reclassify, from profit or loss to other comprehensive income, some of the income or expenses arising from designated financial assets (the “overlay approach”);
-	an optional temporary exemption from applying IFRS 9 for entities whose predominant activity is issuing contracts within the scope of IFRS 4 (the “deferral approach”).

An entity would apply the overlay approach retrospectively to qualifying financial assets when it first applies IFRS 9 while an entity would apply the deferral approach for annual periods beginning on or after January 1, 2018. Management evaluation conclude that this amendment did not have a material impact on the Bank's financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration – This interpretation issued on December 8, 2016, clarifies the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The Interpretation covers foreign currency transactions when an entity recognises a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognises the related asset, expense or income. It does not apply when an entity measures the related asset, expense or income on initial recognition at fair value or at the fair value of the consideration received or payed at a date other than the date of initial recognition of the non-monetary asset or non-monetary liability. Also, the Interpretation need not be applied to income taxes, insurance contracts or reinsurance contracts.

The date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non-monetary prepayment asset or deferred income liability. If there are multiple payments or receipts in advance, a date of transaction is established for each payment or receipt.

IFRIC 22 was effective for annual reporting periods beginning on or after 1 January 2018. Earlier application was permitted. Management evaluation concluded that this amendment did not have a material impact on the Bank’s financial statements.

Annual Improvement 2014-2016

IFRS 1 First time adoption of IFRS - Deletion of short-term exemptions for first-time adopters.

IAS 28 Investments in Associates and Joint Ventures - Measuring an associate or joint venture at fair value.

The amendments to IFRS 1 and IAS 28 were effective for annual periods beginning on or after 1 January 2018. Management concluded that this amendment did not have a material impact on the Bank’s financial statements.

2.  New and revised IFRS issued but not effective

As of the closing date of these financial statements, new International Financial Reporting Standards had been published as well as interpretations of them, which were not mandatory as of December 31, 2018. Although in some cases the application is permitted by the IASB, the Bank has not made its application on that date.

Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) - Issued on September 11, 2014, the IASB has published ‘Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)’. The amendments address a conflict between the requirements of IAS 28 ‘Investments in Associates and Joint Ventures’ and IFRS 10 ‘Consolidated Financial Statements’ and clarifies the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

●	requires full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

●	requires the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognised only to the extent of the unrelated investors’ interests in that associate or joint venture.

On December 17, 2015 the IASB has published final amendments to “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”. The amendments defer the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. The Bank’s management has considered that these amendments will not have a material impact on the consolidated financial statements of the Bank.

IFRS 16 Leases – issued on January 13, 2016, the IASB has published its new standard for leases, which replaces IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC15 Operating leases and SIC27 Evaluating the substance of transactions involving the legal form of a lease. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payment. Lessor accounting however remains largely unchanged and the distinction between operating and finance leases is retained.

The bank has established a team that has reviewed the Bank’s lease agreements, under the new lease accounting guidelines in IFRS 16. The standard mainly affects the accounting of the Bank’s operating leases. To date, the Bank has non-cancelable operating lease commitments and short-term leases, which will be recognised directly as lease expenses in results.

For lease commitments that are in scope of the standard, the Bank will recognise, as of January 1, 2019, assets for the right to use of approximately MM $ 154,284 and lease liabilities for the same amount, since it has been elected to apply the simplified transition approach in which no comparative information is restated, instead, the cumulative effect of the application of the standard (if any) is recognised as an adjustment to the initial balance of retained earnings to the date of the initial application.

The Bank will apply the standard from its mandatory adoption date on January 1, 2019. The Bank has elected to apply the simplified transition approach and will not re-state the comparative amounts for the year prior to adoption. The right-of-use assets for property leases will be measured in the transition as if the new rules had always been applied. All other assets for right of use will be measured at the amount of the lease liability in the adoption (adjusted for any lease expense paid in advance or accrued).

IFRIC 23 Uncertainty over Income Tax Treatments – This standard issued on June 7, 2017, clarifies how the recognition and measurement requirements of IAS 12 apply when there is uncertainty about tax treatments. The standard applies to annual periods beginning on or after January 1, 2019, with early application permitted. The Bank’s management has considered that these amendments will not have material impact on the consolidated financial statements of the Bank.

Amendments to IAS 28 long-term interest in Associates and Joint Ventures - This standard was issued in October 12, 2017 to clarify that an entity applies IFRS 9 including its impairment requirements, to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendments are effective for periods beginning on or after January 1, 2019, early application is permitted.

The Bank’s management has considered that these amendments will not have a material impact on the consolidated financial statements of the Bank.

Annual Improvements to IFRS Standards 2015–2017 Cycle

This annual improvements issued in December 12, 2017, containing the following amendments:

IFRS 3 Business Combination and IFRS 11 Joint Arrangements – The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interest in that business.

IAS 12 Income taxes – The amendments clarify that all income tax consequences of dividends should be recognised in profit or loss, regardless of how the tax arises.

IAS 23 Borrowing cost – The amendments clarify that if any specific borrowing remain outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The amendments are effective for periods beginning on or after January 1, 2019, early application is permitted. The Bank’s management has considered that these amendments will not have a material impact on the consolidated financial statements of the Bank.